Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and Due from Banks	$ 19,440		$ 16,044
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale	48,357		51,763
Mortgages held for sale, carried at fair value	44,791		47,531
Loans held for sale, carried at fair value	1,176		873
Loans, carried at fair value	5,916		309
Net loans	750,259		734,245
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities
Short-term borrowings	49,091		55,401
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Long-term debt, carried at fair value	0		306
Total liabilities	1,172,180	[2]	1,130,239	[2]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.67		$ 1.67
Common stock, shares issued	5,358,522,061		5,272,414,622
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	95,910,425		10,131,394
VIEs that we consolidate [Member]
Assets
Cash and Due from Banks	321		200
Trading assets	293		143
Securities available for sale	3,332		2,159
Mortgages held for sale	444		634
Net loans	11,967		16,708
Other assets	1,858		2,071
Total assets	18,215		21,915
Liabilities
Short-term borrowings	3,450		3,636
Accrued expenses and other liabilities	1,138		743
Long-term debt	4,932		8,377
Total liabilities	9,520		12,756
VIEs that we consolidate, no recourse [Member]
Liabilities
Short-term borrowings	24		7
Accrued expenses and other liabilities	175		98
Long-term debt	4,900		8,300
Total liabilities	$ 5,100		$ 8,400

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.